Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Sep. 30, 2018
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is a summary of the unaudited interim results of operations by quarter for the years presented.

Twelve Months Ended September 30, 2018	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$145,780	$149,079	$155,072	$157,152
Interest expense	30,045	31,778	35,220	37,901
Net interest income	115,735	117,301	119,852	119,251
Provision (release) for loan losses	—	(950)	1,000	(5,500)
Other operating income (including REO gain (loss), net)	6,841	12,309	12,619	12,207
Other operating expense	61,941	65,787	66,977	69,617
Income before income taxes	60,635	64,773	64,494	67,341
Income tax expense	8,965	15,502	13,100	15,826
Net income	$51,670	$49,271	$51,394	$51,515

Basic earnings per share	$0.59	$0.58	$0.61	$0.62
Diluted earnings per share	0.59	0.57	0.61	0.62
Cash dividends paid per share	0.15	0.17	0.17	0.18

Twelve Months Ended September 30, 2017	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$132,764	$136,198	$137,716	$142,240
Interest expense	29,612	28,471	29,101	29,808
Net interest income	103,152	107,727	108,615	112,432
Provision (release) for loan losses	—	(1,600)	—	(500)
Other operating income (including REO gain (loss), net)	12,294	10,931	13,798	16,686
Other operating expense	54,341	57,467	57,062	62,649
Income before income taxes	61,105	62,791	65,351	66,969
Income tax expense	19,859	20,721	21,239	20,865
Net income	$41,246	$42,070	$44,112	$46,104

Basic earnings per share	$0.46	$0.47	$0.49	$0.53
Diluted earnings per share	0.46	0.47	0.49	0.52
Cash dividends paid per share	0.14	0.40	0.15	0.15